ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
20. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss solely comes from foreign currency translation, the balance of which reflected on the Consolidated Balance Sheets as of December 31, 2015 and 2016 are US$25,854 and US$49,647, respectively.